Business Combination (Tables)	6 Months Ended
Mar. 31, 2026
Disclosure of detailed information about business combination [line items]
Summary of Preliminary Fair Values of Assets Acquired and Liabilities Assumed in the Acquisition

The preliminary fair values of assets acquired and liabilities assumed in the acquisition are as follows:

(EUR in thousands)
Assets
Intangible assets (other than goodwill)	689
Property, plant and equipment	577
Right-of-use assets	5,683
Deferred tax assets	535
Other current and non-current assets	704
Inventories	39,501
Trade and other receivables	4,862
Cash and cash equivalents	2,715
Total assets	55,266
Liabilities
Lease liabilities	(5,656)
Provisions	(27)
Deferred tax liabilities	(207)
Trade and other payables	(88)
Accrued liabilities	(751)
Contract liabilities	(331)
Current tax liabilities	(897)
Other current liabilities	(53)
Total liabilities	(8,010)

Total identifiable net assets at fair value	47,256

Gain on bargain purchase	12,291
Total consideration	34,965

Cash consideration payable to Sellers	13,763
Settlement of Accounts receivables from Birkenstock Australia	21,202
Total consideration	34,965